CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Cash and cash equivalent balance
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Cash	$1,152	$2,717	$6,927
Cash in MLJV and MWJV	654	913	1,557
Cash equivalents	21,401	6	7,410
	$23,207	$3,636	$15,894